Vanguard Target Retirement 2065 Fund

Supplement to the Prospectus Dated April 17, 2017

Vanguard Target Retirement 2065 Fund is not presently available for investment.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS TRF65 042017

Vanguard Institutional Target Retirement 2065 Fund

Supplement to the Prospectus Dated April 17, 2017

Vanguard Institutional Target Retirement 2065 Fund is not presently available for investment.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI TRF65 042017

Vanguard Chester Funds

Supplement to the Statement of Additional Information Dated April 17, 2017

Vanguard Target Retirement 2065 Fund and Vanguard Institutional Target Retirement 2065 Fund are not presently available for investment.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI TRF65 042017